INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED FEBRUARY 14, 2025 TO:

PROSPECTUSES AND THE STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 20, 2024, OF:

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)

Invesco BulletShares 2032 Municipal Bond ETF (BSMW)

Invesco BulletShares 2033 Municipal Bond ETF (BSSX)

PROSPECTUSES AND THE STATEMENT OF ADDITIONAL INFORMATION

DATED SEPTEMBER 4, 2024, OF:

Invesco BulletShares 2034 Municipal Bond ETF (BSMY)

(the “Funds”)

Effective March 1, 2025, Philip Fang will no longer serve as a Portfolio Manager of the Funds. Accordingly, on this date, all information and references related to Mr. Fang will be removed from the Funds’ Summary and Statutory Prospectuses and Statements of Additional Information.

Please Retain This Supplement For Future Reference.

P-SIFT-PROSSOAI-SUP 021425